Borrowings - Borrowings and derivative financial instrument (Details) R in Millions		1 Months Ended			12 Months Ended
	Aug. 02, 2021 USD ($)	Dec. 31, 2021 ZAR (R)		Dec. 31, 2021 USD ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)		Dec. 31, 2020 ZAR (R)		Dec. 31, 2022 USD ($)	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($)	Oct. 25, 2019 ZAR (R)	May 21, 2018 USD ($)	Jul. 01, 2017 USD ($)	Jul. 01, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $											$ 383,000,000	$ 200,000
Borrowings		R 20,298			R 22,728	R 20,298		R 18,383
Current portion of borrowings		(107)	[1]		(122)	(107)	[1]	(886)	[1]
Non-current portion of borrowings		20,191	[1]		22,606	20,191	[1]	17,497	[1]
Balance at beginning of the year					20,298	18,383		23,736
Borrowings acquired on acquisition of subsidiary					39	0		0
Loans raised					8,000	20,622		16,289
Loans repaid					(8,003)	(20,252)		(18,335)
US$ Convertible Bond converted into shares					0	0		(5,578)
Unwinding of loans recognised at amortised cost					216	302		394
Accrued interest (related to the 2022 and 2025 Notes, 2026 and 2029 Notes, US$ Convertible Bond and the RCFs)					1,046	801		1,290
Accrued interest paid					(1,061)	(706)		(1,298)
Early redemption premium on the 2025 Notes					0	196		0
Loss/(gain) on the revised cash flow of the Burnstone Debt					776	2		(264)
Loss on foreign exchange differences and foreign currency translation					1,417	950		2,149
Balance at end of the year		20,298			22,728	20,298		18,383
US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $										$ 600,000,000				$ 600,000,000
Borrowings		0			0	0		6,978
Balance at beginning of the year					0	6,978		5,712
Loans raised					0	703		7,218
Loans repaid					0	(7,728)		(6,802)
Accrued interest (related to the 2022 and 2025 Notes, 2026 and 2029 Notes, US$ Convertible Bond and the RCFs)					62	113		232
Accrued interest paid					(62)	(113)		(232)
Loss on foreign exchange differences and foreign currency translation					0	47		850
Balance at end of the year		0			0	0		6,978
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt					5,500								R 5,500
Borrowings		0			0	0		0
Balance at beginning of the year					0	0		2,500
Loans raised					8,000	0		5,000
Loans repaid					(8,000)	0		(7,500)
Accrued interest (related to the 2022 and 2025 Notes, 2026 and 2029 Notes, US$ Convertible Bond and the RCFs)					155	66		200
Accrued interest paid					(155)	(66)		(200)
Balance at end of the year		0			0	0		0
2022 and 2025 Notes, 2026 and 2029 Notes, and US$ Convertible Bond
Disclosure of detailed information about borrowings [line items]
Accrued interest (related to the 2022 and 2025 Notes, 2026 and 2029 Notes, US$ Convertible Bond and the RCFs)					1,046	801		1,290
2022 and 2025 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		0			0	0		10,136
Balance at beginning of the year					0	10,136
Balance at end of the year		0			0	0		10,136
2026 and 2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		18,785			20,140	18,785		0
Balance at beginning of the year					18,785	0		0
Loans raised					0	18,208		0
Unwinding of loans recognised at amortised cost					68	8		0
Accrued interest (related to the 2022 and 2025 Notes, 2026 and 2029 Notes, US$ Convertible Bond and the RCFs)					829	99		0
Accrued interest paid					(844)	0		0
Loss on foreign exchange differences and foreign currency translation					1,302	470		0
Balance at end of the year		18,785			20,140	18,785		0
Transaction costs accrued						29
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings		1,507			2,540	1,507		1,263							$ 178,000,000	$ 178,000,000
Balance at beginning of the year					1,507	1,263		1,330
Unwinding of loans recognised at amortised cost					148	125		148
Loss/(gain) on the revised cash flow of the Burnstone Debt					776	2		(264)
Balance at end of the year		1,507			2,540	1,507		1,263
Other borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings		0			42	0		0
Balance at beginning of the year					0	0		0
Borrowings acquired on acquisition of subsidiary					39	0		0
Loans raised					0	1,711		4,071
Loans repaid					(3)	(1,684)		(4,020)
Balance at end of the year		0			42	0		0
Franco-Nevada liability
Disclosure of detailed information about borrowings [line items]
Borrowings		2			2	2		2
Balance at beginning of the year					2	2
Balance at end of the year		2			2	2		2
Stillwater Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings		4			4	4		4
Balance at beginning of the year					4	4
Balance at end of the year		R 4			R 4	R 4		R 4
2022 Notes
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings | $	$ 355,800,000
2025 Notes
Disclosure of detailed information about borrowings [line items]
Redemption price (as a percent)		103.60%		103.60%
Loans repaid | $				$ (370,200,000)
Early redemption premium on the 2025 Notes		R 196

[1]	* Restated — see note 1.5